Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	€ 6,682	€ 7,631
Ending balance, Deferred tax assets	6,416	6,682
Tax loss carryforwards generated in the tax group	6,803
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,884	3,828
Additions	207	217
Reversals	(218)	(295)
Perimeter changes	0	0
Translation differences and other	(132)	(866)
Ending balance, Deferred tax assets	2,741	2,884
Tax loss carryforwards generated in the tax group	4,602
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,420
Ending balance, Deferred tax assets	1,283	1,420
Tax loss carryforwards generated in the tax group	422
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,420	2,272
Additions	3	0
Reversals	(140)	(16)
Perimeter changes	0	0
Translation differences and other	0	(836)
Ending balance, Deferred tax assets	1,283	1,420
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	813
Tax loss carryforwards generated in the tax group	6,175
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	695	580
Additions	183	192
Reversals	(64)	(77)
Perimeter changes	0	0
Translation differences and other	(1)	0
Ending balance, Deferred tax assets	813	695
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	645
Tax loss carryforwards generated in the tax group	824
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	769	976
Additions	21	25
Reversals	(14)	(202)
Perimeter changes	0	0
Translation differences and other	(131)	(30)
Ending balance, Deferred tax assets	645	769
Other countries | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	0	0
Additions	0	0
Reversals	0	0
Perimeter changes	0	0
Translation differences and other	0	0
Ending balance, Deferred tax assets	0	€ 0
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	2,201
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	645
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 360 days | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	3,957
More than 360 days | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 2,201